Description of Plan (Narrative) (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Minimum Age of Eligible Participant	21
EBP, Active Participants	4,953	4,952
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount | $	$ 23,500	$ 23,000
Participant Maximum Catch-up Contribution Limit | $	$ 7,500	7,500
Employee Benefit Plan, Minimum Graded Employer Matching Percentage	50.00%
Employee Benefit Plan, Maximum Graded Employer Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	7.00%
EBP, Participant Vest Percentage in Rollover Contributions	100.00%
EBP, Incremental Percentage of Transfers between Existing Fund Balances	1.00%
EPB, Incremental Percentage of Future Employee Contributions	1.00%
EBP, Terms of Full Vesting Outside of Service Time	A participant will become fully vested in the value of all Company contributions in the event of death, permanent and total disability, or retirement on or after age 65, regardless of the participant's years of vesting service.
EBP, Vesting, Hours of Service Time Equal to a Service Year	1,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution | $	$ 444,576	354,972
EBP, Forfeited Nonvested Account, Unallocated Balance Available for Future Offset of Company Contributions | $	170,840	$ 145,007
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount | $	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%